CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Temporary Equity, Shares Outstanding		17,950,991
Temporary Equity, Net Income	$ 12,141	$ (21,460)
Class A Common Stock Subject to Redemption
Temporary Equity, Shares Outstanding	18,575,572	17,950,991
Temporary Equity, Net Income		$ 21,460